Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Summary of Preliminary Allocation of Assets Acquired and Liabilities Assumed

The following represents the final purchase price allocation of the assets acquired and the liabilities assumed based on their values:

(In thousands)	Versatex Holdings, LLC	Ultralox	Total
Cash and cash equivalents	$2,623	$623	$3,246
Trade receivables	4,059	874	4,933
Inventories	9,826	3,166	12,992
Other current assets	6,518	138	6,656
Property, plant and equipment	21,969	366	22,335
Intangible assets	129,000	17,300	146,300
Other assets	—	7	7
Accounts payable	(1,723)	(1,582)	(3,305)
Accrued expenses and other liabilities	(8,811)	(771)	(9,582)

Total identifiable assets	163,461	20,121	183,582
Goodwill	110,355	3,935	114,290

Net assets acquired/total consideration	273,816	24,056	297,872
Less: cash acquired	(2,623)	(623)	(3,246)

Total consideration, net of cash acquired	$271,193	$23,433	$294,626

Schedule of Business Acquisitions

Consolidated Statement of Comprehensive Income (Loss) for the year ended September 30, 2018.

Acquisition Date	Type	Company/ Product Line	Location	Segment
June 18, 2018	100% of Membership Interests	Versatex	Aliquippa, Pennsylvania	Residential
December 20, 2017	100% of Membership Interests	Ultralox	Eagan, Minnesota	Residential

Schedule of Net Sales and Net Income (Loss)

The following are the net sales and net income (loss) from Versatex included in the Company’s results from the June 18, 2018 acquisition date through September 30, 2018:

(In thousands)	June 18, 2018 through September 30, 2018
Net sales	$21,134
Net income (loss)	$(3,462)

The following are the net sales and net income (loss) from Ultralox included in the Company’s results from December 20, 2017 acquisition date through September 30, 2018:

(In thousands)	December 20, 2017 through September 30, 2018
Net sales	$13,717
Net income (loss)	$(541)

Schedule of Proforma Net Sales and Net Income (Loss)

he following represents the pro forma consolidated operations for the fiscal years ended September 30, 2018 as if Versatex had been acquired on October 1, 2016, in which case the amount of combined entity revenues and earnings included in the Company’s Consolidated Statement of Comprehensive Income (Loss) for the fiscal years ended September 30, 2018 would have been as follows:

Year Ended September 30, 2018
(In thousands)	(Unaudited)
Net sales	$730,858
Net income (loss)	$5,775

Return Polymers Inc [Member]
Summary of Preliminary Allocation of Assets Acquired and Liabilities Assumed

The following table represents the preliminary allocation of assets acquired and liabilities assumed on the acquisition date and certain measurement period adjustments attributable to customary working capital adjustments (in thousands):

	Acquisition Date	Measurement Period Adjustments	Total
Total purchase consideration	$18,069	$384	$18,453

Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents	$204	$(204)	$—
Accounts receivable	1,119	—	1,119
Inventories	2,532	—	2,532
Prepaid expenses and other current assets	39	—	39
Property, plant and equipment	4,080	—	4,080
Intangible assets	5,300	—	5,300
Goodwill	6,304	588	6,892
Accounts payable	(947)	—	(947)
Accrued expenses and other liabilities	(562)	—	(562)

Net assets acquired	$18,069	$384	$18,453